UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-03363

Exact name of registrant as specified in charter:	Delaware Group® Limited-Term
Government Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2018

Item 1. Schedule of Investments.

Schedule of investments
Delaware Limited-Term Diversified Income Fund	March 31, 2018 (Unaudited)

	Principal amount°	Value (US $)
Agency Asset-Backed Securities – 0.03%
Fannie Mae Grantor Trust
Series 2003-T4 2A5 4.703% 9/26/33 ●	148,768	$160,273
Fannie Mae REMIC Trust
Series 2001-W2 AS5 6.473% 10/25/31 ϕ	112	111
Freddie Mac Structured Pass Through Securities
Series T-30 A5 6.119% 12/25/30 ◆●	3,972	4,116
Total Agency Asset-Backed Securities (cost $151,840)		164,500

Agency Collateralized Mortgage Obligations – 12.67%
Fannie Mae Grantor Trust
Series 2001-T5 A2 7.00% 6/19/41 ●	24,897	27,509
Series 2002-T1 A2 7.00% 11/25/31	143,743	165,117
Fannie Mae Interest Strip
Series 413 167 4.50% 7/25/42 Σ●	1,154,358	288,376
Series 418 C12 3.00% 8/25/33 Σ	250,317	33,022
Series 419 C2 3.00% 5/25/29 Σ	7,596,872	718,743
Series 419 C3 3.00% 11/25/43 Σ	66,136	13,194
Fannie Mae REMIC Trust
Series 2002-W1 2A 7.50% 2/25/42 ●	112,296	123,102
Fannie Mae REMICs
Series 2003-78 B 5.00% 8/25/23	26,395	27,592
Series 2011-101 EI 3.50% 10/25/26 Σ	95,605	9,211
Series 2011-105 FP 2.272% (LIBOR01M + 0.40%, Cap
6.50%, Floor 0.40%) 6/25/41 ●	1,810,715	1,818,818
Series 2012-44 IK 3.50% 12/25/31 Σ	39,325	4,179
Series 2012-51 SA 4.629% (6.50% minus LIBOR01M,
Cap 6.50%) 5/25/42 Σ ●	55,889	12,276
Series 2012-56 WB 3.50% 5/25/42	195,000	195,528
Series 2012-67 GB 3.00% 7/25/42	390,000	378,673
Series 2012-93 LY 2.50% 9/25/42	433,000	378,135
Series 2012-98 DI 3.50% 9/25/27 Σ	142,988	14,654
Series 2012-98 IY 3.00% 9/25/27 Σ	1,175,622	109,579
Series 2012-98 KI 3.50% 7/25/27 Σ	279,318	27,460
Series 2012-98 MI 3.00% 8/25/31 Σ	22,200,427	2,534,971
Series 2012-99 AI 3.50% 5/25/39 Σ	1,440,752	158,023
Series 2012-102 IB 3.50% 9/25/27 Σ	7,299,473	814,550
Series 2012-118 AI 3.50% 11/25/37 Σ	408,389	45,871
Series 2012-120 CI 3.50% 12/25/31 Σ	1,135,852	117,249
Series 2012-120 WI 3.00% 11/25/27 Σ	115,875	11,380
Series 2012-121 ID 3.00% 11/25/27 Σ	587,416	57,627
Series 2012-122 SD 4.229% (6.10% minus LIBOR01M,
Cap 6.10%) 11/25/42 Σ●	2,833,452	518,753
Series 2012-125 MI 3.50% 11/25/42 Σ	1,289,809	279,046

NQ-022 [3/18] 5/18 (490740)     1

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2012-126 PI 3.50% 7/25/42 Σ	320,231	$43,195
Series 2012-128 NP 2.50% 11/25/42	474,977	441,111
Series 2012-129 PZ 3.50% 12/25/42	50,606	49,726
Series 2012-132 AI 3.00% 12/25/27 Σ	156,014	14,521
Series 2012-137 EI 3.00% 12/25/27 Σ	1,419,036	128,416
Series 2012-137 QI 3.00% 12/25/27 Σ	1,331,852	135,874
Series 2012-137 WI 3.50% 12/25/32 Σ	58,281	9,652
Series 2012-144 EI 3.00% 1/25/28 Σ	70,419	6,175
Series 2012-146 IO 3.50% 1/25/43 Σ	187,958	37,543
Series 2012-148 HE 2.50% 1/25/43	1,000,000	894,791
Series 2012-149 IC 3.50% 1/25/28 Σ	140,543	15,045
Series 2012-153 DI 3.50% 1/25/28 Σ	332,452	33,967
Series 2013-1 YI 3.00% 2/25/33 Σ	170,039	23,062
Series 2013-2 DA 2.00% 11/25/42	24,968	22,038
Series 2013-4 PL 2.00% 2/25/43	76,000	61,889
Series 2013-7 EI 3.00% 10/25/40 Σ	1,402,908	190,259
Series 2013-7 GP 2.50% 2/25/43	65,000	58,246
Series 2013-9 IO 3.00% 2/25/28 Σ	156,574	14,055
Series 2013-20 IH 3.00% 3/25/33 Σ	354,286	50,750
Series 2013-26 HI 3.00% 4/25/32 Σ	187,210	15,809
Series 2013-26 ID 3.00% 4/25/33 Σ	693,319	99,315
Series 2013-28 YB 3.00% 4/25/43	1,550,000	1,460,997
Series 2013-38 AI 3.00% 4/25/33 Σ	531,875	70,488
Series 2013-43 IX 4.00% 5/25/43 Σ	296,938	71,938
Series 2013-51 PI 3.00% 11/25/32 Σ	666,494	79,908
Series 2013-52 ZA 3.00% 6/25/43	215,939	199,041
Series 2013-55 AI 3.00% 6/25/33 Σ	14,642,493	2,126,778
Series 2013-59 PY 2.50% 6/25/43	547,142	503,106
Series 2013-60 CI 3.00% 6/25/31 Σ	4,579,080	435,237
Series 2013-62 PY 2.50% 6/25/43	61,000	54,049
Series 2013-67 KZ 2.50% 4/25/43	788,164	683,049
Series 2013-69 IJ 3.00% 7/25/33 Σ	53,369	7,555
Series 2013-69 IO 3.00% 11/25/31 Σ	92,131	8,931
Series 2013-71 ZA 3.50% 7/25/43	291,604	292,443
Series 2013-75 JI 3.00% 9/25/32 Σ	692,913	87,237
Series 2013-83 LI 2.50% 8/25/28 Σ	756,482	66,279
Series 2013-92 SA 4.079% (5.95% minus LIBOR01M,
Cap 5.95%) 9/25/43 Σ●	217,621	42,011
Series 2013-129 KI 3.00% 8/25/28 Σ	1,606,350	128,524
Series 2014-21 ID 3.50% 6/25/33 Σ	338,230	47,990
Series 2014-25 DI 3.50% 8/25/32 Σ	265,410	32,614
Series 2014-46 IK 3.00% 9/25/40 Σ	279,754	33,314

2     NQ-022 [3/18] 5/18 (490740)

(Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2014-63 KI 3.50% 11/25/33 Σ	324,655	$41,483
Series 2014-64 IT 3.50% 6/25/41 Σ	40,805	4,509
Series 2014-68 BS 4.279% (6.15% minus LIBOR01M,
Cap 6.15%) 11/25/44 Σ●	233,857	44,714
Series 2014-85 IB 3.00% 12/25/44 Σ	890,748	169,763
Series 2014-90 SA 4.279% (6.15% minus LIBOR01M,
Cap 6.15%) 1/25/45 Σ●	274,508	51,161
Series 2014-94 AI 3.00% 10/25/32 Σ	464,691	44,574
Series 2015-11 BI 3.00% 1/25/33 Σ	480,751	54,860
Series 2015-27 SA 4.579% (6.45% minus LIBOR01M,
Cap 6.45%) 5/25/45 Σ●	62,164	12,586
Series 2015-28 GI 3.50% 6/25/34 Σ	955,935	121,457
Series 2015-31 ZD 3.00% 5/25/45	458,356	399,756
Series 2015-40 GZ 3.50% 5/25/45	110,409	109,232
Series 2015-43 PZ 3.50% 6/25/45	44,164	43,438
Series 2015-44 AI 3.50% 1/25/34 Σ	691,709	108,929
Series 2015-45 AI 3.00% 1/25/33 Σ	63,316	7,237
Series 2015-45 EI 3.00% 12/25/40 Σ	1,255,193	158,417
Series 2015-53 KB 3.00% 1/25/45	129,000	122,535
Series 2015-59 CI 3.50% 8/25/30 Σ	71,376	6,980
Series 2015-66 ID 3.50% 5/25/42 Σ	247,292	37,675
Series 2015-71 PI 4.00% 3/25/43 Σ	482,484	80,355
Series 2015-82 AI 3.50% 6/25/34 Σ	4,163,104	764,489
Series 2015-85 BI 4.50% 9/25/43 Σ	620,693	127,642
Series 2015-87 TI 3.50% 11/25/35 Σ	243,528	39,683
Series 2015-89 EZ 3.00% 12/25/45	66,490	59,217
Series 2015-95 SH 4.129% (6.00% minus LIBOR01M,
Cap 6.00%) 1/25/46 Σ●	124,384	24,623
Series 2016-2 HI 3.00% 12/25/41 Σ	1,138,503	164,973
Series 2016-17 BI 4.00% 2/25/43 Σ	1,101,447	180,580
Series 2016-20 DI 3.50% 4/25/31 Σ	855,964	113,345
Series 2016-24 LI 3.00% 6/25/42 Σ	423,400	50,999
Series 2016-33 DI 3.50% 6/25/36 Σ	219,752	33,050
Series 2016-33 EL 3.00% 6/25/46	1,119,000	1,019,776
Series 2016-40 ZC 3.00% 7/25/46	37,938	34,854
Series 2016-51 LI 3.00% 8/25/46 Σ	283,463	44,736
Series 2016-54 PI 3.00% 2/25/44 Σ	1,266,885	141,848
Series 2016-55 SK 4.129% (6.00% minus LIBOR01M,
Cap 6.00%) 8/25/46 Σ●	104,699	21,271
Series 2016-60 LI 3.00% 9/25/46 Σ	128,337	19,736
Series 2016-61 ML 3.00% 9/25/46	55,000	51,517
Series 2016-62 IC 3.00% 3/25/43 Σ	387,133	45,210
Series 2016-71 PI 3.00% 10/25/46 Σ	89,700	13,681

NQ-022 [3/18] 5/18 (490740)     3

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2016-74 GS 4.129% (6.00% minus LIBOR01M,
Cap 6.00%) 10/25/46 Σ●	790,033	$180,235
Series 2016-74 IH 3.50% 11/25/45 Σ	115,840	21,070
Series 2016-79 JS 4.179% (6.05% minus LIBOR01M,
Cap 6.05%) 11/25/46 Σ●	1,625,382	343,843
Series 2016-80 JZ 3.00% 11/25/46	145,105	131,693
Series 2016-83 PI 3.50% 7/25/45 Σ	85,629	14,959
Series 2016-90 CI 3.00% 2/25/45 Σ	688,372	104,498
Series 2016-95 IO 3.00% 12/25/46 Σ	2,882,272	522,269
Series 2016-99 DI 3.50% 1/25/46 Σ	91,601	16,253
Series 2016-99 TI 3.50% 3/25/36 Σ	551,613	82,340
Series 2016-101 ZP 3.50% 1/25/47	95,064	92,054
Series 2016-105 SA 4.129% (6.00% minus LIBOR01M,
Cap 6.00%) 1/25/47 Σ●	290,229	57,278
Series 2017-6 NI 3.50% 3/25/46 Σ	867,668	156,218
Series 2017-8 BZ 3.00% 2/25/47	12,427	11,226
Series 2017-8 SG 4.129% (6.00% minus LIBOR01M,
Cap 6.00%) 2/25/47 Σ●	95,841	19,256
Series 2017-14 AI 3.00% 9/25/42 Σ	91,063	13,820
Series 2017-16 SM 4.179% (6.05% minus LIBOR01M,
Cap 6.05%) 3/25/47 Σ●	1,054,659	210,564
Series 2017-16 UW 3.00% 7/25/45	1,225,000	1,179,487
Series 2017-16 WI 3.00% 1/25/45 Σ	90,704	13,820
Series 2017-16 YW 3.00% 3/25/47	875,000	820,442
Series 2017-17 CM 3.00% 11/25/41	228,150	223,649
Series 2017-17 LI 3.00% 4/25/37 Σ	138,474	13,248
Series 2017-19 MD 3.00% 1/25/47	99,000	95,824
Series 2017-24 AI 3.00% 8/25/46 Σ	985,568	161,643
Series 2017-25 GS 4.829% (6.70% minus LIBOR01M,
Cap 6.70%) 4/25/47 Σ●	216,378	33,887
Series 2017-26 VZ 3.00% 4/25/47	97,890	88,970
Series 2017-27 EM 3.00% 4/25/47	113,000	105,947
Series 2017-28 Z 3.50% 4/25/47	109,770	108,347
Series 2017-40 GZ 3.50% 5/25/47	37,172	36,706
Series 2017-40 IG 3.50% 3/25/43 Σ	241,815	41,792
Series 2017-45 IJ 3.00% 11/25/46 Σ	979,085	174,648
Series 2017-46 BI 3.00% 4/25/47 Σ	345,746	55,629
Series 2017-46 JI 3.50% 1/25/43 Σ	127,443	17,295
Series 2017-55 HY 3.00% 7/25/47	395,000	370,699
Series 2017-59 KI 3.00% 3/25/47 Σ	1,054,595	187,219
Series 2017-61 SB 4.279% (6.15% minus LIBOR01M,
Cap 6.15%) 8/25/47 Σ●	571,249	117,822
Series 2017-61 TB 3.00% 8/25/44	30,000	28,285

4     NQ-022 [3/18] 5/18 (490740)

(Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2017-64 JI 3.50% 7/25/42 Σ	1,110,448	$139,978
Series 2017-66 IQ 3.00% 9/25/43 Σ	94,231	14,747
Series 2017-66 QY 3.00% 9/25/43	87,000	83,902
Series 2017-67 BZ 3.00% 9/25/47	15,264	13,485
Series 2017-69 SG 4.279% (6.15% minus LIBOR01M,
Cap 6.15%) 9/25/47 Σ●	154,860	31,633
Series 2017-79 AI 3.00% 9/25/43 Σ	325,538	45,276
Series 2017-88 EI 3.00% 11/25/47 Σ	897,511	171,486
Series 2017-88 IE 3.00% 11/25/47 Σ	753,798	142,968
Series 2017-94 CZ 3.50% 11/25/47	32,469	31,911
Series 2017-96 EZ 3.50% 12/25/47	56,656	55,893
Series 2017-99 DZ 3.50% 12/25/47	92,066	88,106
Series 2017-99 IE 3.00% 12/25/47 Σ	98,691	20,010
Series 2017-108 AZ 3.50% 1/25/58	45,395	43,306
Series 2017-111 GZ 3.00% 1/25/48	337,519	297,060
Series 2018-3 LY 3.00% 2/25/48	270,000	253,491
Series 2018-8 MU 3.00% 2/25/48	90,000	84,755
Freddie Mac REMICs
Series 3016 FL 2.167% (LIBOR01M + 0.39%, Cap
6.50%, Floor 0.39%) 8/15/35 ●	17,052	17,077
Series 3067 FA 2.127% (LIBOR01M + 0.35%, Cap
7.00%, Floor 0.35%) 11/15/35 ●	2,141,661	2,138,281
Series 3232 KF 2.227% (LIBOR01M + 0.45%, Cap
6.75%, Floor 0.45%) 10/15/36 ●	48,555	48,778
Series 3578 EO 0.482% 5/15/37 Ω	243,730	222,042
Series 3800 AF 2.277% (LIBOR01M + 0.50%, Cap
7.00%, Floor 0.50%) 2/15/41 ●	1,324,022	1,331,941
Series 3939 EI 3.00% 3/15/26 Σ	1,209,555	80,754
Series 4017 PI 3.00% 3/15/27 Σ	258,924	20,650
Series 4050 EI 4.00% 2/15/39 Σ	137,080	14,531
Series 4088 PI 3.00% 12/15/40 Σ	434,522	56,678
Series 4092 AI 3.00% 9/15/31 Σ	342,618	35,868
Series 4100 EI 3.00% 8/15/27 Σ	9,068,649	877,289
Series 4105 YC 3.00% 8/15/42	197,000	192,686
Series 4106 EI 3.50% 4/15/41 Σ	79,698	9,463
Series 4109 AI 3.00% 7/15/31 Σ	5,482,050	609,314
Series 4120 IK 3.00% 10/15/32 Σ	76,416	11,082
Series 4146 IA 3.50% 12/15/32 Σ	78,233	12,376
Series 4150 PQ 2.50% 1/15/43	44,279	40,323
Series 4150 UI 3.50% 8/15/32 Σ	48,543	5,406
Series 4151 BI 2.50% 1/15/43 Σ	1,206,792	190,144
Series 4152 BW 2.50% 1/15/43	195,361	177,260
Series 4152 GW 2.50% 1/15/43	36,000	32,013

NQ-022 [3/18] 5/18 (490740)     5

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs
Series 4159 KS 4.373% (6.15% minus LIBOR01M, Cap
6.15%) 1/15/43 Σ●	71,654	$14,458
Series 4159 NI 2.50% 7/15/42 Σ	315,052	29,945
Series 4161 IM 3.50% 2/15/43 Σ	413,548	94,529
Series 4161 UI 2.50% 2/15/28 Σ	61,147	4,657
Series 4171 Z 3.00% 2/15/43	477,361	445,539
Series 4181 DI 2.50% 3/15/33 Σ	55,796	7,011
Series 4185 LI 3.00% 3/15/33 Σ	475,108	69,895
Series 4191 CI 3.00% 4/15/33 Σ	57,031	8,189
Series 4197 LZ 4.00% 4/15/43	304,235	318,640
Series 4210 Z 3.00% 5/15/43	645,164	596,062
Series 4216 KI 3.50% 6/15/28 Σ	138,944	14,306
Series 4223 HI 3.00% 4/15/30 Σ	2,509,799	204,707
Series 4342 CI 3.00% 11/15/33 Σ	1,044,036	130,105
Series 4366 DI 3.50% 5/15/33 Σ	1,467,306	200,990
Series 4408 BC 3.00% 11/15/44	270,000	251,365
Series 4408 ZG 2.00% 9/15/41	408,760	353,100
Series 4419 DC 3.00% 12/15/44	152,000	142,861
Series 4433 DI 3.00% 8/15/32 Σ	5,243,955	524,838
Series 4448 TS 1.678% 5/15/40 Σ●	386,701	28,123
Series 4452 PZ 3.50% 3/15/45	4,675,748	4,584,907
Series 4453 DI 3.50% 11/15/33 Σ	5,197,626	709,890
Series 4457 KZ 3.00% 4/15/45	3,467,209	3,209,453
Series 4464 DA 2.50% 1/15/43	19,216	17,611
Series 4476 GI 3.00% 6/15/41 Σ	1,257,714	160,847
Series 4484 HI 3.00% 10/15/39 Σ	79,825	7,725
Series 4487 BI 3.00% 11/15/41 Σ	940,281	113,650
Series 4493 HI 3.00% 6/15/41 Σ	177,080	23,566
Series 4504 IO 3.50% 5/15/42 Σ	54,906	6,415
Series 4518 CI 3.50% 6/15/42 Σ	538,346	67,003
Series 4527 CI 3.50% 2/15/44 Σ	221,450	39,026
Series 4531 PZ 3.50% 11/15/45	115,006	114,818
Series 4567 LI 4.00% 8/15/45 Σ	482,943	93,593
Series 4574 AI 3.00% 4/15/31 Σ	2,269,578	288,827
Series 4580 MI 3.50% 2/15/43 Σ	719,750	109,639
Series 4581 LI 3.00% 5/15/36 Σ	74,618	10,476
Series 4594 SG 4.223% (6.00% minus LIBOR01M, Cap
6.00%) 6/15/46 Σ●	119,570	26,630
Series 4601 IN 3.50% 7/15/46 Σ	367,323	78,557
Series 4610 IB 3.00% 6/15/41 Σ	343,409	43,174
Series 4614 HB 2.50% 9/15/46	62,000	55,595
Series 4615 GW 2.50% 4/15/41	18,000	16,374

6     NQ-022 [3/18] 5/18 (490740)

(Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs
Series 4618 SA 4.223% (6.00% minus LIBOR01M, Cap
6.00%) 9/15/46 Σ●	381,837	$88,167
Series 4622 HI 3.00% 11/15/43 Σ	615,810	78,381
Series 4623 IY 4.00% 10/15/46 Σ	187,037	40,309
Series 4623 LZ 2.50% 10/15/46	52,837	44,416
Series 4623 MW 2.50% 10/15/46	60,000	54,187
Series 4623 WI 4.00% 8/15/44 Σ	1,144,823	202,022
Series 4623 YT 2.50% 3/15/46	1,442,246	1,293,435
Series 4625 BI 3.50% 6/15/46 Σ	124,637	25,775
Series 4625 PZ 3.00% 6/15/46	30,257	27,733
Series 4627 PI 3.50% 5/15/44 Σ	189,065	27,351
Series 4631 GS 4.223% (6.00% minus LIBOR01M, Cap
6.00%) 11/15/46 Σ●	84,135	15,396
Series 4636 ET 3.00% 3/15/41	1,000,000	976,691
Series 4643 QI 3.50% 9/15/45 Σ	1,968,547	348,300
Series 4648 SA 4.223% (6.00% minus LIBOR01M, Cap
6.00%) 1/15/47 Σ●	1,055,961	221,444
Series 4650 JE 3.00% 7/15/46	110,000	105,466
Series 4650 JG 3.00% 11/15/46	1,997,000	1,874,062
Series 4653 VB 3.00% 4/15/40	865,000	847,289
Series 4654 G 3.00% 2/15/43	74,840	72,048
Series 4655 TI 3.00% 8/15/36 Σ	88,803	9,466
Series 4655 WI 3.50% 8/15/43 Σ	784,811	139,877
Series 4656 HI 3.50% 5/15/42 Σ	585,790	89,168
Series 4657 PS 4.223% (6.00% minus LIBOR01M, Cap
6.00%) 2/15/47 Σ●	4,158,509	825,978
Series 4660 GI 3.00% 8/15/43 Σ	733,084	129,756
Series 4663 AI 3.00% 3/15/42 Σ	235,913	32,102
Series 4675 KS 4.223% (6.00% minus LIBOR01M, Cap
6.00%) 4/15/47 Σ●	137,335	27,457
Series 4681 WI 1.429% 8/15/33 Σ●	561,677	40,064
Series 4690 WI 3.50% 12/15/43 Σ	661,264	105,574
Series 4693 EI 3.50% 8/15/42 Σ	91,262	13,714
Series 4695 OZ 3.00% 6/15/47	580,909	523,974
Series 4710 CI 3.50% 12/15/43 Σ	194,052	29,551
Series 4721 HI 3.50% 9/15/42 Σ	310,775	50,829
Series 4731 QT 3.00% 2/15/45	133,000	130,588
Series 4738 TW 3.00% 11/15/46	279,000	268,572
Series 4748 JW 3.00% 11/15/47	369,000	340,524
Series 4753 EZ 3.50% 12/15/47	271,577	268,067
Series 4761 Z 3.50% 12/15/47	77,450	75,846

NQ-022 [3/18] 5/18 (490740)     7

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac Strips
Series 267 S5 4.223% (6.00% minus LIBOR01M, Cap
6.00%) 8/15/42 Σ●	52,249	$9,481
Series 284 S6 4.323% (6.10% minus LIBOR01M, Cap
6.10%) 10/15/42 Σ●	1,084,691	215,025
Series 290 IO 3.50% 11/15/32 Σ	53,751	9,007
Series 299 S1 4.223% (6.00% minus LIBOR01M, Cap
6.00%) 1/15/43 Σ●	80,042	14,020
Series 303 151 4.30% 12/15/42 Σ●	385,530	102,229
Series 303 185 3.469% 1/15/43 Σ●	1,091,541	236,485
Series 304 C38 3.50% 12/15/27 Σ	82,507	7,607
Series 319 S2 4.223% (6.00% minus LIBOR01M, Cap
6.00%) 11/15/43 Σ●	7,138,695	1,375,427
Series 326 S2 4.173% (5.95% minus LIBOR01M, Cap
5.95%) 3/15/44 Σ●	516,093	87,818
Series 350 S5 1.452% 9/15/40 Σ●	197,963	11,424
Freddie Mac Structured Pass Through Certificates
Series T-42 A5 7.50% 2/25/42 ◆	29,836	33,843
Series T-54 2A 6.50% 2/25/43 ◆	740	843
Series T-58 2A 6.50% 9/25/43 ◆	515,408	578,726
GNMA
Series 2012-61 PI 3.00% 4/20/39 Σ	526,332	38,913
Series 2012-77 MU 2.50% 6/20/42	108,672	99,344
Series 2012-108 KI 4.00% 8/16/42 Σ	196,881	36,133
Series 2012-108 PB 2.75% 9/16/42	39,000	36,073
Series 2013-22 IO 3.00% 2/20/43 Σ	562,755	105,484
Series 2013-26 KD 2.50% 2/16/43	870,000	791,001
Series 2013-79 KE 3.00% 5/20/43	1,250,000	1,195,950
Series 2013-88 LZ 2.50% 6/16/43	462,765	403,429
Series 2013-113 AZ 3.00% 8/20/43	111,279	107,257
Series 2013-113 LY 3.00% 5/20/43	17,000	16,713
Series 2013-182 CZ 2.50% 12/20/43	37,807	33,787
Series 2014-12 ZA 3.00% 1/20/44	209,600	196,774
Series 2014-12 ZB 3.00% 1/16/44	55,516	51,993
Series 2014-62 Z 3.00% 4/20/44	178,798	168,763
Series 2015-36 PI 3.50% 8/16/41 Σ	396,839	57,031
Series 2015-44 AI 3.00% 8/20/41 Σ	693,319	69,452
Series 2015-74 CI 3.00% 10/16/39 Σ	278,601	37,842
Series 2015-76 MZ 3.00% 5/20/45	877,365	844,329
Series 2015-82 GI 3.50% 12/20/38 Σ	855,631	84,677
Series 2015-111 IH 3.50% 8/20/45 Σ	177,392	24,317
Series 2015-142 AI 4.00% 2/20/44 Σ	49,761	6,327
Series 2015-155 QZ 3.50% 10/20/45	1,603,903	1,557,367
Series 2015-185 PZ 3.00% 12/20/45	819,421	788,591

8     NQ-022 [3/18] 5/18 (490740)

(Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2016-5 GL 3.00% 7/20/45	5,000	$4,802
Series 2016-46 DZ 3.00% 4/20/46	114,384	101,388
Series 2016-49 PZ 3.00% 11/16/45	233,004	208,652
Series 2016-54 MZ 3.00% 4/20/46	767,854	679,739
Series 2016-74 PL 3.00% 5/20/46	610,000	578,534
Series 2016-75 JI 3.00% 9/20/43 Σ	451,166	60,564
Series 2016-80 JZ 3.00% 6/20/46	684,992	611,165
Series 2016-81 IM 4.00% 10/20/44 Σ	242,199	43,429
Series 2016-83 MB 3.00% 10/20/45	36,000	35,156
Series 2016-89 QS 4.228% (6.05% minus LIBOR01M,
Cap 6.05%) 7/20/46 Σ●	3,565,201	765,337
Series 2016-103 DY 2.50% 8/20/46	559,000	489,380
Series 2016-108 SK 4.228% (6.05% minus LIBOR01M,
Cap 6.05%) 8/20/46 Σ●	172,631	35,223
Series 2016-115 SA 4.278% (6.10% minus LIBOR01M,
Cap 6.10%) 8/20/46 Σ●	207,971	41,581
Series 2016-118 DI 3.50% 3/20/43 Σ	292,818	45,375
Series 2016-120 IA 3.00% 2/20/46 Σ	878,231	137,953
Series 2016-120 NS 4.278% (6.10% minus LIBOR01M,
Cap 6.10%) 9/20/46 Σ●	247,895	51,829
Series 2016-126 NS 4.278% (6.10% minus LIBOR01M,
Cap 6.10%) 9/20/46 Σ●	126,869	26,208
Series 2016-134 MW 3.00% 10/20/46	10,000	9,861
Series 2016-135 Z 3.00% 10/20/46	51,125	46,525
Series 2016-146 KS 4.278% (6.10% minus LIBOR01M,
Cap 6.10%) 10/20/46 Σ●	83,696	17,330
Series 2016-149 GI 4.00% 11/20/46 Σ	546,946	124,617
Series 2016-167 QM 3.00% 4/20/46	1,180,892	1,140,001
Series 2016-170 MZ 3.00% 12/20/46	757,859	688,247
Series 2016-171 IO 3.00% 7/20/44 Σ	262,178	31,954
Series 2016-171 IP 3.00% 3/20/46 Σ	1,765,035	275,088
Series 2017-2 Z 2.65% 1/20/46	1,397,499	1,337,674
Series 2017-4 WI 4.00% 2/20/44 Σ	86,455	17,358
Series 2017-10 IB 4.00% 1/20/47 Σ	140,669	30,453
Series 2017-10 KZ 3.00% 1/20/47	15,534	14,314
Series 2017-14 EZ 3.00% 1/20/47	272,356	239,695
Series 2017-17 BV 3.00% 4/20/40	434,000	430,239
Series 2017-17 BZ 3.00% 2/20/47	1,129,060	1,080,502
Series 2017-18 QS 4.314% (6.10% minus LIBOR01M,
Cap 6.10%) 2/16/47 Σ●	144,918	28,140
Series 2017-25 CZ 3.50% 2/20/47	49,852	49,886
Series 2017-26 SA 4.278% (6.10% minus LIBOR01M,
Cap 6.10%) 2/20/47 Σ●	138,634	27,186

NQ-022 [3/18] 5/18 (490740) 9

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2017-36 ZC 3.00% 3/20/47	180,323	$159,277
Series 2017-52 LE 3.00% 1/16/47	474,000	443,991
Series 2017-68 SB 4.328% (6.15% minus LIBOR01M,
Cap 6.15%) 5/20/47 Σ●	95,887	16,421
Series 2017-80 AS 4.378% (6.20% minus LIBOR01M,
Cap 6.20%) 5/20/47 Σ●	215,129	42,448
Series 2017-88 PB 3.00% 1/20/47	304,000	286,024
Series 2017-101 AI 4.00% 7/20/47 Σ	96,373	18,750
Series 2017-101 HD 3.00% 1/20/47	89,000	84,210
Series 2017-101 KS 4.378% (6.20% minus LIBOR01M,
Cap 6.20%) 7/20/47 Σ●	94,885	18,512
Series 2017-101 ND 3.00% 1/20/47	88,000	84,280
Series 2017-101 SK 4.378% (6.20% minus LIBOR01M,
Cap 6.20%) 7/20/47 Σ●	245,701	47,922
Series 2017-101 TI 4.00% 3/20/44 Σ	135,619	21,758
Series 2017-107 T 3.00% 1/20/47	65,000	63,484
Series 2017-116 ZL 3.00% 6/20/47	47,948	42,990
Series 2017-117 C 3.00% 8/20/47	131,000	123,280
Series 2017-117 GI 3.00% 3/20/47 Σ	582,330	94,288
Series 2017-120 QS 4.378% (6.20% minus LIBOR01M,
Cap 6.20%) 8/20/47 Σ●	207,426	43,215
Series 2017-121 CW 3.00% 8/20/47	55,000	51,103
Series 2017-121 IC 3.00% 12/20/45 Σ	612,325	104,417
Series 2017-121 IL 3.00% 2/20/42 Σ	866,608	123,572
Series 2017-132 JI 3.00% 6/20/45 Σ	97,123	15,080
Series 2017-134 ES 4.378% (6.20% minus LIBOR01M,
Cap 6.20%) 9/20/47 Σ●	237,377	45,723
Series 2017-134 KI 4.00% 5/20/44 Σ	111,810	19,406
Series 2017-134 SD 4.378% (6.20% minus LIBOR01M,
Cap 6.20%) 9/20/47 Σ●	186,327	38,818
Series 2017-134 SK 4.378% (6.20% minus LIBOR01M,
Cap 6.20%) 9/20/47 Σ●	151,922	31,071
Series 2017-137 CZ 3.00% 9/20/47	109,630	106,502
Series 2017-141 JS 4.378% (6.20% minus LIBOR01M,
Cap 6.20%) 9/20/47 Σ●	235,045	49,335
Series 2017-144 EI 3.00% 12/20/44 Σ	196,961	29,250
Series 2017-144 MZ 2.50% 9/20/47	65,817	52,727
Series 2017-156 LP 2.50% 10/20/47	122,000	106,590
Series 2017-163 HS 4.378% (6.20% minus LIBOR01M,
Cap 6.20%) 11/20/47 Σ●	317,147	59,472
Series 2017-163 KH 3.50% 3/20/44	455,000	455,961
Series 2017-180 MJ 3.00% 12/20/47	298,000	266,423
Series 2018-1 HB 2.50% 1/20/48	44,000	39,630

10     NQ-022 [3/18] 5/18 (490740)

(Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2018-1 QG 3.00% 6/20/47	829,072	$778,536
Series 2018-1 QH 3.00% 12/20/47	466,373	428,468
Series 2018-1 SA 4.378% (6.20% minus LIBOR01M,
Cap 6.20%) 1/20/48 Σ●	1,133,519	217,776
Series 2018-1 ST 4.378% (6.20% minus LIBOR01M,
Cap 6.20%) 1/20/48 Σ●	279,808	57,666
Series 2018-8 VZ 3.00% 3/20/47	40,200	39,607
Series 2018-13 PZ 3.00% 1/20/48	281,402	261,358
Series 2018-18 BZ 3.50% 2/20/48	114,333	109,133
Series 2018-18 CZ 3.00% 2/20/48	1,162,900	1,046,495
Series 2018-37 SA 4.604% (6.20% minus LIBOR01M,
Cap 6.20%) 3/20/48 Σ●	100,000	19,187
Series 2018-46 AS 4.482% (6.20% minus LIBOR01M,
Cap 6.20%) 3/20/48 Σ●	331,000	71,889
Total Agency Collateralized Mortgage Obligations (cost $82,496,296)		83,540,942

Agency Commercial Mortgage-Backed Securities – 0.32%
FREMF Mortgage Trust
Series 2011-K15 B 144A 4.949% 8/25/44 #●	95,000	99,548
Series 2013-K712 B 144A 3.364% 5/25/45 #●	345,000	347,018
Series 2014-K717 B 144A 3.629% 11/25/47 #●	245,000	247,977
Series 2016-K722 B 144A 3.835% 7/25/49 #●	430,000	433,910
NCUA Guaranteed Notes Trust
Series 2011-C1 2A 2.408% (LIBOR01M + 0.53%, Cap
8.00%, Floor 0.53%) 3/9/21 ●	995,540	993,478
Total Agency Commercial Mortgage-Backed Securities (cost $2,135,621)		2,121,931

Agency Mortgage-Backed Securities – 8.42%
Fannie Mae ARM
3.284%(LIBOR12M + 1.518%, Cap 9.586%) 8/1/34 ●	73,751	77,064
3.377%(LIBOR12M + 1.591%, Cap 11.223%) 8/1/36 ●	27,903	29,546
3.448%(LIBOR12M + 1.698%, Cap 11.165%) 4/1/36 ●	24,592	25,690
3.505%(LIBOR12M + 1.77%, Cap 8.505%) 1/1/41 ●	122,201	125,125
3.58%(LIBOR12M + 1.83%, Cap 10.179%) 8/1/35 ●	20,676	21,724
3.609%(LIBOR12M + 1.859%, Cap 10.109%) 7/1/36 ●	15,550	16,373
3.618%(LIBOR12M + 1.777%, Cap 9.021%) 6/1/34 ●	26,480	27,995
Fannie Mae S.F. 30 yr
5.00% 7/1/33	96,985	105,077
5.00% 12/1/35	12,009	13,044
5.00% 10/1/39	332,594	360,781
5.00% 1/1/40	63,379	68,863
5.00% 2/1/40	399,560	433,075

NQ-022 [3/18] 5/18 (490740)     11

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
5.00% 5/1/40	149,017	$161,399
5.00% 7/1/47	381,718	407,983
5.50% 1/1/34	8,883	9,829
5.50% 4/1/34	84,073	92,497
5.50% 8/1/37	119,254	130,959
5.50% 1/1/38	1,052,791	1,164,922
5.50% 9/1/41	52,847	59,316
5.50% 5/1/44	6,850,746	7,525,515
6.00% 3/1/34	102,698	115,536
6.00% 6/1/36	88,334	100,470
6.00% 9/1/36	119,300	136,065
6.00% 9/1/37	118,531	133,146
6.00% 3/1/38	1,304,093	1,468,623
6.00% 10/1/38	505,970	566,441
6.00% 9/1/39	104,653	119,470
6.00% 10/1/39	2,180,344	2,462,796
6.00% 7/1/41	7,164,647	8,012,352
6.50% 1/1/29	6,046	6,747
Fannie Mae S.F. 30 yr TBA
4.50% 4/1/48	7,155,000	7,489,297
4.50% 5/1/48	6,129,000	6,404,347
5.00% 4/1/48	13,011,000	13,894,274
Freddie Mac ARM
2.559%(LIBOR12M + 1.63%, Cap 7.559%) 10/1/46 ●	381,019	374,533
3.283%(H15T1Y + 2.14%, Cap 10.884%) 10/1/36 ●	4,615	4,830
3.488%(LIBOR12M + 1.736%, Cap 12.301%) 2/1/37 ●	2,453	2,551
5.103%(LIBOR12M + 1.93%, Cap 10.103%) 8/1/38 ●	10,102	10,574
Freddie Mac S.F. 30 yr
5.00% 12/1/41	41,614	45,024
5.00% 12/1/44	338,000	365,646
5.50% 1/1/38	7,367	8,126
5.50% 1/1/40	120,543	132,373
5.50% 4/1/40	24,864	27,295
6.00% 5/1/35	7,571	8,493
6.00% 2/1/36	167,105	186,577
6.00% 3/1/36	191,653	214,655
6.00% 8/1/38	1,523,519	1,720,194
6.00% 5/1/39	41,362	46,588
6.00% 7/1/39	22,491	25,241
6.00% 11/1/39	25,148	28,179
6.00% 5/1/40	187,175	208,396
6.50% 12/1/31	16,177	18,222

12     NQ-022 [3/18] 5/18 (490740)

(Unaudited)

	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
6.50% 7/1/32	144,197	$162,376
GNMA I S.F. 30 yr
7.00% 12/15/34	142,243	162,248
Total Agency Mortgage-Backed Securities (cost $55,839,757)		55,518,462

Collateralized Debt Obligations – 2.95%
AMMC CLO
Series 2015-16A XR 144A 2.772% (LIBOR03M + 1.05%)
4/14/29 #●	5,130,000	5,129,713
Cathedral Lake CLO
Series 2015-2A AXR 144A 2.972% (LIBOR03M + 1.25%)
7/16/29 #●	1,781,250	1,783,867
Dryden 36 Senior Loan Fund
Series 2014-36A X 144A 2.822% (LIBOR03M + 1.10%)
1/15/28 #●	1,422,222	1,422,730
Harbourview CLO VII
Series 7A AXR 144A 2.873% (LIBOR03M + 1.00%)
11/18/26 #●	1,250,000	1,250,079
Hempstead II CLO
Series 2017-2A X 144A 2.811% (LIBOR03M + 1.00%)
8/10/29 #●	3,187,500	3,188,236
Monarch Grove CLO
Series 2018-1A AX 144A 2.623% (LIBOR03M + 0.70%)
1/25/28 #●	2,666,667	2,666,520
Neuberger Berman CLO XVII
Series 2014-17A XR 144A 2.745% (LIBOR03M + 1.00%)
4/22/29 #●	2,542,500	2,542,350
Telos CLO
Series 2013-3A X 144A 2.731% (LIBOR03M + 1.00%)
7/17/26 #●	1,425,000	1,425,493
Total Collateralized Debt Obligations (cost $19,405,139)		19,408,988

Corporate Bonds – 39.14%
Banking – 15.65%
ANZ New Zealand International 144A 2.60% 9/23/19 #	3,900,000	3,880,653
Banco de Bogota 144A 5.375% 2/19/23 #	500,000	518,750
Banco Santander 3.50% 4/11/22	1,600,000	1,593,673
Banco Santander Mexico 144A 4.125% 11/9/22 #	150,000	150,000
Bank of America
144A 3.004% 12/20/23 #µ	445,000	436,620
3.124% 1/20/23 µ	2,050,000	2,030,022
3.55% 3/5/24 µ	1,085,000	1,088,674

NQ-022 [3/18] 5/18 (490740)     13

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Bank of America
3.97% 3/5/29 µ	195,000	$195,604
4.183% 11/25/27	905,000	898,313
5.625% 7/1/20	645,000	680,515
Bank of New York Mellon 2.817% (LIBOR03M + 1.05%)
10/30/23 ●	3,700,000	3,763,018
Barclays
3.20% 8/10/21	780,000	770,990
8.25%µψ	200,000	206,882
BB&T 1.993% (LIBOR03M + 0.22%) 2/1/21 ●	3,750,000	3,730,986
BBVA Bancomer 144A 7.25% 4/22/20 #	500,000	533,245
BGEO Group 144A 6.00% 7/26/23 #	200,000	202,750
Branch Banking & Trust 2.85% 4/1/21	1,505,000	1,499,113
Citigroup 2.985% (LIBOR03M + 1.10%) 5/17/24 ●	3,555,000	3,589,463
Citizens Bank
2.45% 12/4/19	5,010,000	4,956,605
2.50% 3/14/19	2,890,000	2,881,601
Commonwealth Bank of Australia 2.40% 11/2/20	4,055,000	3,982,548
Compass Bank 2.875% 6/29/22	5,695,000	5,525,512
Credit Suisse 2.30% 5/28/19	4,890,000	4,859,329
Export Credit Bank of Turkey 144A 5.375% 2/8/21 #	300,000	302,118
Fifth Third Bancorp
2.875% 7/27/20	1,805,000	1,802,254
3.95% 3/14/28	430,000	432,943
Fifth Third Bank 2.30% 3/15/19	570,000	567,676
Goldman Sachs Group 6.00% 6/15/20	2,295,000	2,429,486
HBOS 144A 6.75% 5/21/18 #	2,555,000	2,568,454
Huntington National Bank 2.50% 8/7/22	480,000	463,027
JPMorgan Chase & Co.
2.55% 3/1/21	3,810,000	3,750,594
4.25% 10/1/27	1,010,000	1,023,649
KeyBank
2.40% 6/9/22	920,000	889,118
3.18% 5/22/22	1,335,000	1,329,276
3.375% 3/7/23	885,000	888,787
Manufacturers & Traders Trust 2.50% 5/18/22	555,000	539,102
Morgan Stanley
3.625% 1/20/27	885,000	866,653
3.772% 1/24/29 µ	1,045,000	1,029,347
5.00% 11/24/25	1,435,000	1,502,143
5.50% 1/26/20	2,480,000	2,589,213

14     NQ-022 [3/18] 5/18 (490740)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
PNC Bank 2.45% 11/5/20	4,275,000	$4,209,908
PNC Financial Services Group 5.00%µψ	1,160,000	1,157,680
Popular 7.00% 7/1/19	500,000	512,500
Regions Financial 2.75% 8/14/22	370,000	359,767
Royal Bank of Canada 2.75% 2/1/22	1,685,000	1,662,157
Royal Bank of Scotland Group
3.875% 9/12/23	1,470,000	1,452,935
8.625%µψ	910,000	990,763
Santander UK
2.125% 11/3/20	3,805,000	3,717,417
144A 5.00% 11/7/23 #	820,000	849,468
Skandinaviska Enskilda Banken 144A 2.375% 3/25/19 #	4,580,000	4,567,579
SunTrust Banks 2.70% 1/27/22	2,785,000	2,725,386
Turkiye Garanti Bankasi
144A 5.25% 9/13/22 #	200,000	198,951
144A 6.25% 4/20/21 #	230,000	237,248
UBS Group Funding Jersey
144A 2.65% 2/1/22 #	640,000	620,911
144A 3.00% 4/15/21 #	2,700,000	2,672,928
USB Capital IX 3.50% (LIBOR03M + 1.02%) ψ●	6,960,000	6,293,928
		103,178,232
Basic Industry – 2.46%
Allegheny Technologies 5.95% 1/15/21	250,000	256,250
Braskem Netherlands Finance 144A 3.50% 1/10/23 #	500,000	482,250
CSN Resources 144A 7.625% 2/13/23 #	300,000	281,625
Dow Chemical 8.55% 5/15/19	3,260,000	3,460,933
Equate Petrochemical 144A 3.00% 3/3/22 #	265,000	256,334
First Quantum Minerals
144A 7.00% 2/15/21 #	250,000	251,094
144A 7.25% 5/15/22 #	500,000	502,500
Georgia-Pacific
144A 2.539% 11/15/19 #	1,000,000	994,076
144A 5.40% 11/1/20 #	5,750,000	6,080,091
Hudbay Minerals 144A 7.25% 1/15/23 #	750,000	781,875
Joseph T Ryerson & Son 144A 11.00% 5/15/22 #	500,000	552,500
MMC Finance DAC 4.375% 4/30/18	500,000	500,668
New Enterprise Stone & Lime 144A 10.125% 4/1/22 #	500,000	538,750
Novolipetsk Steel Via Steel Funding DAC 144A
4.50% 6/15/23 #	250,000	252,073
Petkim Petrokimya Holding 144A 5.875% 1/26/23 #	250,000	245,459
Phosagro OAO Via Phosagro Bond Funding DAC 144A
3.95% 11/3/21 #	500,000	495,875

NQ-022 [3/18] 5/18 (490740)     15

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
Vale Overseas 4.375% 1/11/22	81,000	$83,309
Vedanta Resources 144A 6.375% 7/30/22 #	200,000	204,200
		16,219,862
Brokerage – 0.60%
E*TRADE Financial 5.30%µψ	1,575,000	1,549,406
Jefferies Group 5.125% 1/20/23	2,285,000	2,419,706
		3,969,112
Capital Goods – 1.35%
Allegion US Holding 3.20% 10/1/24	1,185,000	1,152,306
Ardagh Packaging Finance 144A 7.25% 5/15/24 #	500,000	533,750
General Electric
2.167% (LIBOR03M + 0.38%) 5/5/26 ●	280,000	267,415
5.55% 5/4/20	2,175,000	2,277,814
6.00% 8/7/19	1,445,000	1,498,168
Nvent Finance 144A 3.95% 4/15/23 #	2,905,000	2,915,788
SAN Miguel Industrias Pet 144A 4.50% 9/18/22 #	225,000	225,563
		8,870,804
Communications – 3.06%
American Tower 3.00% 6/15/23	2,140,000	2,068,561
AT&T
2.85% 2/14/23	3,445,000	3,463,642
144A 4.30% 2/15/30 #	550,000	548,532
Cablevision 144A 6.50% 6/15/21 #	510,000	532,374
CCO Holdings 5.75% 9/1/23	500,000	508,750
CenturyLink 5.625% 4/1/20	750,000	758,437
Crown Castle International
3.15% 7/15/23	2,690,000	2,610,326
3.80% 2/15/28	75,000	72,228
5.25% 1/15/23	735,000	781,621
Crown Castle Towers 144A 3.663% 5/15/25 #	635,000	630,390
CSC Holdings 6.75% 11/15/21	750,000	782,813
Digicel Group 144A 7.125% 4/1/22 #	300,000	235,125
GTH Finance 144A 6.25% 4/26/20 #	500,000	518,855
GTP Acquisition Partners I 144A 2.35% 6/15/20 #	520,000	514,292
Sirius XM Radio 144A 3.875% 8/1/22 #	500,000	482,500
Sprint Communications 6.00% 11/15/22	750,000	737,813
Sprint Spectrum 144A 4.738% 3/20/25 #	450,000	453,375
Time Warner Entertainment 8.375% 3/15/23	3,295,000	3,913,519
VTR Finance 144A 6.875% 1/15/24 #	500,000	522,005
		20,135,158
Consumer Cyclical – 1.01%
Alibaba Group Holding 2.80% 6/6/23	1,105,000	1,068,864

16     NQ-022 [3/18] 5/18 (490740)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Atento Luxco 1 144A 6.125% 8/10/22 #	180,000	$183,488
Cencosud 144A 4.875% 1/20/23 #	250,000	257,111
Daimler Finance North America 144A 3.35% 2/22/23 #	1,165,000	1,161,291
Ford Motor Credit 3.336% 3/18/21	1,575,000	1,566,220
JD.com 3.125% 4/29/21	400,000	392,542
NCL 144A 4.75% 12/15/21 #	500,000	506,250
Prime Security Services Borrower 144A 9.25% 5/15/23 #	610,000	662,613
Scientific Games International 10.00% 12/1/22	500,000	540,313
Wyndham Worldwide 4.15% 4/1/24	310,000	309,479
		6,648,171
Consumer Non-Cyclical – 3.12%
Anheuser-Busch InBev Worldwide 3.50% 1/12/24	3,310,000	3,334,479
BAT Capital 144A 2.297% 8/14/20 #	2,600,000	2,550,273
Celgene 3.25% 2/20/23	2,200,000	2,160,099
CK Hutchison International 144A 2.875% 4/5/22 #	275,000	269,832
CVS Health
3.35% 3/9/21	1,485,000	1,493,860
3.70% 3/9/23	660,000	662,757
4.10% 3/25/25	780,000	786,009
ESAL 144A 6.25% 2/5/23 #	200,000	191,500
Kernel Holding 144A 8.75% 1/31/22 #	235,000	253,619
Marfrig Holdings Europe 144A 8.00% 6/8/23 #	200,000	202,000
MHP 144A 8.25% 4/2/20 #	500,000	544,384
Pernod Ricard 144A 4.45% 1/15/22 #	1,795,000	1,864,629
Roche Holdings 144A 1.75% 1/28/22 #	1,015,000	971,658
Shire Acquisitions Investments Ireland 1.90% 9/23/19	3,000,000	2,951,293
Teva Pharmaceutical Finance Netherlands III 144A
6.00% 4/15/24 #	250,000	242,988
Thermo Fisher Scientific 3.00% 4/15/23	2,130,000	2,080,858
		20,560,238
Electric – 4.72%
AEP Texas 2.40% 10/1/22	1,930,000	1,858,896
AES Gener 144A 5.25% 8/15/21 #	203,000	208,358
Ameren 2.70% 11/15/20	3,665,000	3,627,837
Arizona Public Service 2.20% 1/15/20	4,195,000	4,149,565
Avangrid 3.15% 12/1/24	1,100,000	1,068,989
CMS Energy 6.25% 2/1/20	1,345,000	1,418,335
DTE Energy 2.40% 12/1/19	1,725,000	1,705,404
Duke Energy 1.80% 9/1/21	2,450,000	2,333,464
Dynegy 7.375% 11/1/22	500,000	528,125
Enel Finance International 144A 2.875% 5/25/22 #	2,790,000	2,724,640
Entergy 4.00% 7/15/22	2,050,000	2,093,807

NQ-022 [3/18] 5/18 (490740)     17

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
Entergy Louisiana 4.05% 9/1/23	1,125,000	$1,152,051
Exelon 2.85% 6/15/20	2,000,000	1,982,851
IPALCO Enterprises 3.45% 7/15/20	710,000	713,621
ITC Holdings 144A 2.70% 11/15/22 #	2,455,000	2,383,896
Majapahit Holding 144A 8.00% 8/7/19 #	500,000	531,600
NV Energy 6.25% 11/15/20	2,460,000	2,656,175
		31,137,614
Energy – 2.75%
Dominion Energy Gas Holdings 2.50% 12/15/19	2,020,000	2,002,155
Energy Transfer Equity
4.25% 3/15/23	500,000	487,500
7.50% 10/15/20	500,000	539,687
Genesis Energy 6.75% 8/1/22	500,000	515,625
KazMunayGas National 144A 6.375% 4/9/21 #	250,000	269,477
Kinder Morgan Energy Partners 9.00% 2/1/19	850,000	891,026
Kunlun Energy 144A 2.875% 5/13/20 #	400,000	397,232
Laredo Petroleum 5.625% 1/15/22	500,000	498,750
MPLX 4.875% 12/1/24	1,260,000	1,322,453
Murphy Oil USA 6.00% 8/15/23	500,000	517,500
Newfield Exploration 5.75% 1/30/22	500,000	525,000
Oasis Petroleum 6.50% 11/1/21	500,000	508,750
ONEOK 7.50% 9/1/23	1,655,000	1,930,216
Pertamina Persero 144A 4.30% 5/20/23 #	310,000	313,175
Petrobras Global Finance 4.375% 5/20/23	500,000	491,900
Plains All American Pipeline 2.85% 1/31/23	415,000	391,771
Precision Drilling 6.50% 12/15/21	338,000	342,225
Sabine Pass Liquefaction
5.625% 3/1/25	615,000	661,407
5.75% 5/15/24	1,085,000	1,168,881
5.875% 6/30/26	825,000	902,643
SEPLAT Petroleum Development 144A 9.25% 4/1/23 #	200,000	200,500
Tecpetrol 144A 4.875% 12/12/22 #	305,000	298,519
Woodside Finance 144A 8.75% 3/1/19 #	2,235,000	2,356,578
WPX Energy 7.50% 8/1/20	335,000	360,125
YPF 144A 27.125% (BADLARPP + 4.00%) 7/7/20 #●	325,000	261,625
		18,154,720
Finance Companies – 0.57%
Air Lease 3.00% 9/15/23	1,030,000	987,728
Aviation Capital Group 144A 2.875% 1/20/22 #	605,000	592,889
BOC Aviation 144A 2.375% 9/15/21 #	400,000	385,295
GrupoSura Finance 144A 5.70% 5/18/21 #	500,000	523,750

18     NQ-022 [3/18] 5/18 (490740)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Finance Companies (continued)
International Lease Finance 8.625% 1/15/22	1,080,000	$1,260,288
		3,749,950
Healthcare – 0.08%
HCA Healthcare 6.25% 2/15/21	500,000	526,250
		526,250
Insurance – 0.96%
Hub Holdings 144A PIK 8.125% 7/15/19 #❆	500,000	501,250
HUB International 144A 7.875% 10/1/21 #	500,000	518,125
Nuveen Finance 144A 2.95% 11/1/19 #	1,500,000	1,496,734
Pricoa Global Funding I 144A 2.20% 5/16/19 #	3,855,000	3,831,017
		6,347,126
Natural Gas – 0.63%
CenterPoint Energy Resources 4.50% 1/15/21	2,700,000	2,786,749
Sempra Energy 2.90% 2/1/23	1,380,000	1,351,010
		4,137,759
REITs – 0.22%
Alexandria Real Estate Equities 3.45% 4/30/25	335,000	324,398
GEO Group 5.875% 1/15/22	500,000	516,250
Kilroy Realty 3.45% 12/15/24	590,000	573,041
		1,413,689
Technology – 1.01%
Analog Devices 2.95% 1/12/21	565,000	563,413
Apple 2.30% (LIBOR03M + 0.50%) 2/9/22 ●	3,750,000	3,796,173
First Data 144A 7.00% 12/1/23 #	750,000	790,313
NXP 144A 4.125% 6/15/20 #	1,500,000	1,526,250
		6,676,149
Transportation – 0.95%
Adani Abbot Point Terminal 144A 4.45% 12/15/22 #	300,000	282,990
DAE Funding 144A 4.00% 8/1/20 #	500,000	488,750
Penske Truck Leasing 144A 4.20% 4/1/27 #	2,530,000	2,553,467
Transnet SOC 144A 4.00% 7/26/22 #	200,000	195,442
United Airlines 2015-1 Class AA Pass-Through Trust
3.45% 12/1/27 ◆	333,890	327,746
United Parcel Service 5.125% 4/1/19	2,340,000	2,404,262
		6,252,657
Total Corporate Bonds (cost $263,471,955)		257,977,491

Loan Agreements – 2.87%
Acrisure Tranche B 1st Lien 5.991% (LIBOR03M + 4.25%)
11/22/23 ●	500,000	508,437

NQ-022 [3/18] 5/18 (490740)     19

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (US $)
Loan Agreements (continued)
Alpha 3 Tranche B1 1st Lien 5.302% (LIBOR03M + 3.00%)
1/31/24 ●	1,488,750	$1,501,777
Altice France Tranche B12 1st Lien 4.72% (LIBOR03M +
3.00%) 1/31/26 ●	392,516	380,937
Assured Partners Tranche B 1st Lien 5.377% (LIBOR03M
+ 3.50%) 10/22/24 ●	498,747	500,492
Blue Ribbon 1st Lien 5.695% (LIBOR03M + 4.00%)
11/13/21 ●	509,843	509,524
Builders FirstSource 1st Lien 5.302% (LIBOR03M +
3.00%) 2/29/24 ●	1,473,750	1,481,645
Chesapeake Energy 1st Lien 9.444% (LIBOR03M + 7.50%)
8/23/21 ●	250,000	265,703
First Data 1st Lien 4.122% (LIBOR03M + 2.25%) 4/26/24 ●	429,698	430,884
First Eagle Holdings Tranche B 1st Lien 4.693%
(LIBOR03M + 3.00%) 12/1/22 ●	1,477,528	1,492,765
Gardner Denver Tranche B 1st Lien 5.052% (LIBOR03M +
2.75%) 7/30/24 ●	450,997	453,785
Mission Broadcasting 1st Lien 4.164% (LIBOR03M +
2.50%) 1/17/24 ●	209,273	210,215
MPH Acquisition Holdings Tranche B 1st Lien 5.302%
(LIBOR03M + 3.00%) 6/7/23 ●	211,095	212,349
Nexstar Broadcasting Tranche B 1st Lien 4.164%
(LIBOR03M + 2.50%) 1/17/24 ●	1,625,539	1,632,854
ON Semiconductor Tranche B 1st Lien 3.877%
(LIBOR03M + 2.00%) 3/31/23 ●	1,168,998	1,176,523
PQ 1st Lien 4.291% (LIBOR03M + 2.50%) 2/8/25 ●	340,786	342,338
Republic of Angola 8.032% (LIBOR06M + 6.25%)
12/16/23=●	382,500	348,075
Russell Investments US Institutional Holdco Tranche B 1st
Lien 5.943% (LIBOR03M + 4.25%) 6/1/23 ●	1,839,371	1,854,602
Sinclair Television Group Tranche B 1st Lien 4.311%
(LIBOR03M + 2.50%) 12/12/24 ●	750,000	754,777
Sprint Communications Tranche B 1st Lien 4.438%
(LIBOR03M + 2.50%) 2/2/24 ●	2,475,000	2,478,480
Staples 1st Lien 5.787% (LIBOR03M + 4.00%) 9/12/24 ●	124,688	123,752
Stars Group Holdings Tranche B 5.359% (LIBOR03M +
2.35%) 4/6/25 ●	500,000	498,750
Stars Group Holdings Tranche B 1st Lien 5.802%
(LIBOR03M + 3.50%) 8/1/21 ●	491,162	494,201
Summit Midstream Partners Holdings Tranche B 1st Lien
7.877% (LIBOR03M + 6.00%) 5/21/22 ●	459,130	466,017
Univision Communications Tranche C 1st Lien 4.627%
(LIBOR03M + 2.75%) 3/15/24 ●	833,548	821,696
Total Loan Agreements (cost $18,482,883)		18,940,578

20     NQ-022 [3/18] 5/18 (490740)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 0.38%
Commonwealth of Massachusetts
Series C 5.00% 10/1/25	100,000	$118,112
County of Baltimore, Maryland
5.00% 2/1/26	2,030,000	2,417,324
Total Municipal Bonds (cost $2,630,349)		2,535,436

Non-Agency Asset-Backed Securities – 25.81%
Ally Master Owner Trust
Series 2015-2 A1 2.347% (LIBOR01M + 0.57%, Floor
0.57%) 1/15/21 ●	7,500,000	7,522,591
American Express Credit Account Master Trust
Series 2013-1 A 2.197% (LIBOR01M + 0.42%, Floor
0.42%) 2/16/21 ●	865,000	865,843
Series 2013-2 A 2.197% (LIBOR01M + 0.42%, Floor
0.42%) 5/17/21 ●	2,474,000	2,478,701
Series 2014-1 A 2.147% (LIBOR01M + 0.37%, Floor
0.37%) 12/15/21 ●	2,100,000	2,105,753
Series 2017-2 A 2.227% (LIBOR01M + 0.45%)
9/16/24 ●	270,000	272,446
Series 2017-5 A 2.157% (LIBOR01M + 0.38%)
2/18/25 ●	575,000	578,845
Series 2018-3 A 2.097% (LIBOR01M + 0.32%)
10/15/25 ●	335,000	335,209
ARI Fleet Lease Trust
Series 2017-A A1 144A 1.25% 6/15/18 #	30,078	30,059
Avis Budget Rental Car Funding AESOP
Series 2013-2A A 144A 2.97% 2/20/20 #	6,500,000	6,507,571
Bank of America Credit Card Trust
Series 2014-A1 A 2.157% (LIBOR01M + 0.38%, Floor
0.38%) 6/15/21 ●	2,625,000	2,631,017
Series 2017-A1 A1 1.95% 8/15/22	3,000,000	2,958,379
Barclays Dryrock Issuance Trust
Series 2017-1 A 2.107% (LIBOR01M + 0.33%, Floor
0.33%) 3/15/23 ●	2,810,000	2,819,601
BMW Vehicle Lease Trust
Series 2016-1 A3 1.34% 1/22/19	2,010,307	2,006,884
Series 2016-2 A3 1.43% 9/20/19	1,810,000	1,799,287
Cabela’s Credit Card Master Note Trust
Series 2014-2 A 2.227% (LIBOR01M + 0.45%, Floor
0.45%) 7/15/22 ●	3,000,000	3,010,189
Series 2015-1A A1 2.26% 3/15/23	500,000	494,803
Capital One Multi-Asset Execution Trust
Series 2016-A1 A1 2.227% (LIBOR01M + 0.45%)
2/15/22 ●	465,000	466,441

NQ-022 [3/18] 5/18 (490740)     21

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
CarMax Auto Owner Trust
Series 2018-1 A2B 1.927% (LIBOR01M + 0.15%)
5/17/21 ●	1,465,000	$1,464,143
Chase Issuance Trust
Series 2013-A3 A3 2.057% (LIBOR01M + 0.28%, Floor
0.28%) 4/15/20 ●	3,670,000	3,670,234
Series 2014-A5 A5 2.147% (LIBOR01M + 0.37%, Floor
0.37%) 4/15/21 ●	3,281,000	3,289,479
Series 2016-A1 A 2.187% (LIBOR01M + 0.41%, Floor
0.41%) 5/17/21 ●	3,026,000	3,034,473
Series 2016-A3 A3 2.327% (LIBOR01M + 0.55%, Floor
0.55%) 6/15/23 ●	7,350,000	7,422,842
Series 2017-A1 A 2.077% (LIBOR01M + 0.30%)
1/18/22 ●	4,935,000	4,948,283
Series 2017-A2 A 2.177% (LIBOR01M + 0.40%)
3/15/24 ●	1,300,000	1,307,825
Chesapeake Funding II
Series 2017-4A A2 144A 2.117% (LIBOR01M + 0.34%)
11/15/29 #●	1,925,000	1,924,699
Citibank Credit Card Issuance Trust
Series 2013-A4 A4 2.292% (LIBOR01M + 0.42%, Floor
0.42%) 7/24/20 ●	800,000	800,950
Series 2016-A3 A3 2.192% (LIBOR01M + 0.49%)
12/7/23 ●	4,270,000	4,305,377
Series 2017-A1 A1 2.058% (LIBOR01M + 0.25%)
1/19/21 ●	640,000	640,810
Series 2017-A5 A5 2.474% (LIBOR01M + 0.62%, Floor
0.62%) 4/22/26 ●	360,000	362,471
Series 2017-A7 A7 2.081% (LIBOR01M + 0.37%)
8/8/24 ●	11,900,000	11,940,424
Series 2018-A2 A2 2.152% (LIBOR01M + 0.33%)
1/21/25 ●	8,415,000	8,414,994
CNH Equipment Trust
Series 2016-B A2B 2.177% (LIBOR01M + 0.40%)
10/15/19 ●	9,461	9,463
Discover Card Execution Note Trust
Series 2013-A6 A6 2.227% (LIBOR01M + 0.45%, Floor
0.45%) 4/15/21 ●	2,405,000	2,409,378
Series 2014-A1 A1 2.207% (LIBOR01M + 0.43%, Floor
0.43%) 7/15/21 ●	4,500,000	4,510,950
Series 2017-A1 A1 2.267% (LIBOR01M + 0.49%)
7/15/24 ●	13,995,000	14,122,068
Series 2017-A3 A3 2.007% (LIBOR01M + 0.23%)
10/17/22 ●	3,025,000	3,029,585

22     NQ-022 [3/18] 5/18 (490740)

(Unaudited)

	Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
Discover Card Execution Note Trust
Series 2017-A5 A5 2.377% (LIBOR01M + 0.60%)
12/15/26 ●	4,045,000	$4,079,717
Series 2017-A7 A7 2.137% (LIBOR01M + 0.36%)
4/15/25 ●	4,465,000	4,481,571
Ford Credit Auto Owner Trust
Series 2016-C A2B 1.917% (LIBOR01M + 0.14%)
9/15/19 ●	739,394	739,452
Ford Credit Floorplan Master Owner Trust A
Series 2014-2 A 2.277% (LIBOR01M + 0.50%, Floor
0.50%) 2/15/21 ●	6,612,000	6,630,614
Series 2015-2 A2 2.347% (LIBOR01M + 0.57%, Floor
0.57%) 1/15/22 ●	1,470,000	1,478,435
Series 2017-1 A2 2.197% (LIBOR01M + 0.42%)
5/15/22 ●	400,000	401,266
Series 2017-2 A2 2.127% (LIBOR01M + 0.35%, Floor
0.62%) 9/15/22 ●	1,000,000	1,002,689
Golden Credit Card Trust
Series 2014-2A A 144A 2.227% (LIBOR01M + 0.45%)
3/15/21 #●	340,000	340,814
GreatAmerica Leasing Receivables Funding
Series 2017-1 A2 144A 1.72% 4/22/19 #	513,138	511,796
HOA Funding
Series 2014-1A A2 144A 4.846% 8/20/44 #	246,450	240,207
Hyundai Auto Lease Securitization Trust
Series 2016-C A3 144A 1.49% 2/18/20 #	6,650,000	6,619,564
Hyundai Auto Receivables Trust
Series 2016-A A2B 2.147% (LIBOR01M + 0.37%)
6/17/19 ●	96,462	96,476
Invitation Homes Trust
Series 2018-SFR1 A 144A 2.508% (LIBOR01M + 0.70%)
3/17/37 #●	1,358,469	1,362,725
Mercedes-Benz Master Owner Trust
Series 2015-BA A 144A 2.157% (LIBOR01M + 0.38%)
4/15/20 #●	500,000	500,089
Series 2016-AA A 144A 2.357% (LIBOR01M + 0.58%)
5/15/20 #●	1,970,000	1,971,182
MMAF Equipment Finance
Series 2015-AA A5 144A 2.49% 2/19/36 #	2,000,000	1,977,452
Navistar Financial Dealer Note Master Owner Trust II
Series 2016-1 A 144A 3.222% (LIBOR01M + 1.35%)
9/27/21 #●	390,000	391,773
Series 2017-1 A 144A 2.652% (LIBOR01M + 0.78%)
6/27/22 #●	1,000,000	1,004,315

NQ-022 [3/18] 5/18 (490740)     23

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
Nissan Auto Lease Trust
Series 2016-B A2B 2.057% (LIBOR01M + 0.28%, Floor
0.28%) 12/17/18 ●	282,372	$282,401
Series 2016-B A3 1.50% 7/15/19	755,000	751,740
Nissan Auto Receivables Owner Trust
Series 2016-B A2B 2.077% (LIBOR01M + 0.30%, Floor
0.30%) 4/15/19 ●	84,395	84,406
Nissan Master Owner Trust Receivables
Series 2016-A A1 2.417% (LIBOR01M + 0.64%, Floor
0.65%) 6/15/21 ●	3,040,000	3,054,698
Series 2017-C A 2.097% (LIBOR01M + 0.32%)
10/17/22 ●	850,000	850,170
PFS Financing
Series 2018-A A 144A 2.177% (LIBOR01M + 0.40%)
2/15/22 #●	240,000	239,994
Tesla Auto Lease Trust
Series 2018-A A 144A 2.32% 12/20/19 #	1,253,690	1,251,198
Towd Point Mortgage Trust
Series 2015-5 A1B 144A 2.75% 5/25/55 #●	435,642	432,202
Series 2015-6 A1B 144A 2.75% 4/25/55 #●	492,195	486,903
Toyota Auto Receivables Owner Trust
Series 2017-A A2B 1.847% (LIBOR01M + 0.07%)
9/16/19 ●	577,348	577,318
Series 2018-A A2B 1.847% (LIBOR01M + 0.07%, Floor
0.07%) 10/15/20 ●	2,510,000	2,510,059
Trafigura Securitisation Finance
Series 2017-1A A1 144A 2.627% (LIBOR01M + 0.85%)
12/15/20 #●	3,410,000	3,427,012
Verizon Owner Trust
Series 2016-2A A 144A 1.68% 5/20/21 #	1,500,000	1,483,086
Series 2017-3A A1B 144A 2.092% (LIBOR01M + 0.27%)
4/20/22 #●	4,675,000	4,681,078
Series 2018-1A A1B 144A 2.01% (LIBOR01M + 0.26%)
9/20/22 #●	135,000	135,040
Volvo Financial Equipment
Series 2017-1A A2 144A 1.55% 10/15/19 #	390,346	388,944
Volvo Financial Equipment Master Owner Trust
Series 2017-A A 144A 2.277% (LIBOR01M + 0.50%)
11/15/22 #●	500,000	502,578

24     NQ-022 [3/18] 5/18 (490740)

(Unaudited)

	Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
World Financial Network Credit Card Master Trust
Series 2015-A A 2.257% (LIBOR01M + 0.48%, Floor
0.48%) 2/15/22 ●	685,000	$685,098
Total Non-Agency Asset-Backed Securities
(cost $170,242,834)		170,146,129

Non-Agency Collateralized Mortgage Obligations – 0.59%
Bank of America Alternative Loan Trust
Series 2005-6 7A1 5.50% 7/25/20	15,227	14,450
GSMPS Mortgage Loan Trust
Series 1998-2 A 144A 7.75% 5/19/27 #●	38,556	39,119
JPMorgan Mortgage Trust
Series 2014-IVR6 2A4 144A 2.50% 7/25/44 #●	455,000	455,318
Sequoia Mortgage Trust
Series 2014-2 A4 144A 3.50% 7/25/44 #●	297,668	296,971
Silverstone Master Issuer
Series 2018-1A 1A 144A 2.123% (LIBOR03M + 0.39%)
1/21/70 #●	3,000,000	3,001,872
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR5 2A1 4.045% 4/25/36 ●	93,486	88,619
Total Non-Agency Collateralized Mortgage Obligations (cost $3,861,827)		3,896,349

Non-Agency Commercial Mortgage-Backed Security – 0.02%
DB-UBS Mortgage Trust
Series 2011-LC1A C 144A 5.699% 11/10/46 #●	100,000	105,506
Total Non-Agency Commercial Mortgage-Backed Security (cost $110,844)		105,506

Regional Bond – 0.06%Δ
Argentina – 0.06%
Provincia de Cordoba 144A 7.45% 9/1/24 #	350,000	368,900
Total Regional Bond (cost $366,188)		368,900

Sovereign Bonds – 0.69%Δ
Argentina – 0.08%
Argentine Republic Government International Bond
5.625% 1/26/22	500,000	508,500
		508,500
Costa Rica – 0.04%
Costa Rica Government International Bond 144A
4.25% 1/26/23 #	250,000	241,125
		241,125

NQ-022 [3/18] 5/18 (490740)     25

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
Croatia – 0.05%
Croatia Government International Bond 144A
5.50% 4/4/23 #	300,000	$322,337
		322,337
Dominican Republic – 0.05%
Dominican Republic International Bond 144A
7.50% 5/6/21 #	300,000	319,779
		319,779
Egypt – 0.06%
Egypt Government International Bond 144A
5.577% 2/21/23 #	400,000	406,531
		406,531
Mongolia – 0.03%
Mongolia Government International Bond 144A
5.625% 5/1/23 #	215,000	212,662
		212,662
Nigeria – 0.08%
Nigeria Government International Bond 5.625% 6/27/22	500,000	511,563
		511,563
Saudi Arabia – 0.07%
Kingdom of Saudi Arabia Sukuk 144A 2.894% 4/20/22 #	500,000	487,118
		487,118
Serbia – 0.04%
Serbia International Bond 144A 4.875% 2/25/20 #	250,000	256,323
		256,323
Sri Lanka – 0.08%
Sri Lanka Government International Bond 144A
5.75% 1/18/22 #	500,000	506,777
		506,777
Turkey – 0.07%
Hazine Mustesarligi Varlik Kiralama 144A 4.251% 6/8/21 #	500,000	499,283
		499,283
Ukraine – 0.04%
Ukraine Government International Bond 144A
7.75% 9/1/20 #	250,000	262,439
		262,439
Total Sovereign Bonds (cost $4,554,923)		4,534,437

Supranational Bank – 0.08%
Banque Ouest Africaine de Developpement 144A
5.50% 5/6/21 #	500,000	521,250
Total Supranational Bank (cost $529,500)		521,250

26     NQ-022 [3/18] 5/18 (490740)

(Unaudited)

	Principal amount°	Value (US $)
US Treasury Obligation – 6.27%
US Treasury Note
2.25% 11/15/27	43,185,000	$41,342,136
Total US Treasury Obligation (cost $41,972,961)		41,342,136

	Number of
	Shares
Preferred Stock – 0.41%
General Electric 5.00% µψ	1,111,000	1,101,279
Morgan Stanley 5.55% µψ	1,180,000	1,218,079
USB Realty144A 2.867%(LIBOR03M + 1.147%) #ψ●	400,000	361,500
Total Preferred Stock (cost $2,598,522)		2,680,858

	Principal amount°
Short-Term Investments – 3.45%
Discount Note – 0.39%≠
Federal Home Loan Bank 0.80% 4/3/18	2,541,994	2,541,877
		2,541,877
Repurchase Agreements – 2.50%
Bank of America Merrill Lynch
1.71%, dated 3/29/18, to be repurchased on 4/2/18,
repurchase price $2,376,420 (collateralized by US
government obligations 1.50%–3.75%
11/15/18–8/15/44; market value $2,423,490)	2,375,969	2,375,969
Bank of Montreal
1.60%, dated 3/29/18, to be repurchased on 4/2/18,
repurchase price $7,129,173 (collateralized by US
government obligations 0.00%–2.875%
8/16/18–8/15/47; market value $7,270,464)	7,127,906	7,127,906
BNP Paribas
1.75%, dated 3/29/18, to be repurchased on 4/2/18,
repurchase price $7,008,902 (collateralized by US
government obligations 0.00%–3.625%
5/31/18–11/15/45; market value $7,147,692)	7,007,539	7,007,539
		16,511,414
US Treasury Obligations – 0.56%≠
US Treasury Bills
1.007% 4/5/18	1,718,105	1,717,873
1.35% 4/12/18	1,985,455	1,984,555
		3,702,428
Total Short-Term Investments (cost $22,755,486)		22,755,719

NQ-022 [3/18] 5/18 (490740)     27

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

Total Value of Securities – 104.16%
(cost $691,606,925)	$686,559,612
Liabilities Net of Receivables and Other Assets – (4.16%)★	(27,440,505)
Net Assets Applicable to 78,907,949 Shares Outstanding – 100.00%	$659,119,107

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2018, the aggregate value of Rule 144A securities was $136,876,966, which represents 20.77% of the Fund’s net assets.

◆

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

❆	PIK. 100% of the income received was in the form of cash.
★	Of this amount, $599,000 represents cash collateral posted for futures contracts and $7,704,415 represents cash collateral posted for centrally cleared swap contracts.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2018. Rate will reset at a future date.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
ψ	No contractual maturity date.
Ω	Principal only security. A principal only security is the principal only portion of a fixed income security which is separated and sold individually from the interest portion of the security.
●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

ϕ	Step coupon bond. Stated rate in effect at March 31, 2018 through maturity date.

28     NQ-022 [3/18] 5/18 (490740)

(Unaudited)

The following futures and swap contracts were outstanding at March 31, 2018:

Futures Contracts

			Notional		Value/	Value/
		Notional	Cost	Expiration	Unrealized	Unrealized
Contracts to Buy (Sell)		Amount	(Proceeds)	Date	Appreciation	Depreciation
	US Treasury
(90)	Long Bonds	$(13,196,250)	$(12,889,784)	6/21/18	$—	$(306,466)
	US Treasury 5
(201)	yr Notes	(23,006,648)	(22,929,134)	7/2/18	—	(77,514)
	US Treasury 10
(388)	yr Notes	(47,002,563)	(46,659,085)	6/20/18	—	(343,478)
	US Treasury 10
216	yr Notes	26,166,375	25,991,486	6/20/18	174,889	—
Total Futures Contracts			$(56,486,517)		$174,889	$(727,458)

Swap Contracts
CDS Contracts1

				Upfront
Reference Obligation/		Annual		Payments
Termination Date/	Notional	Protection		Paid	Unrealized	Unrealized
Payment Frequency	Amount[2]	Payments	Value	(Received)	Appreciation[3]	Depreciation[3]
Centrally Cleared/
Protection Purchased:
CDX.NA.HY.28[4]
6/20/22-
Quarterly	43,560,000	5.00%	$(3,110,628)	$(2,701,468)	$—	$(409,160)
CDX.NA.HY.29[4]
12/20/22-
Quarterly	15,000,000	5.00%	(968,649)	(997,021)	28,372	—
CDX.NA.HY.29[4]
12/20/22-
Quarterly	23,000,000	5.00%	(1,485,261)	(1,800,449)	315,188	—
Total CDS Contracts			$(5,564,538)	$(5,498,938)	$343,560	$(409,160)

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

NQ-022 [3/18] 5/18 (490740)     29

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

2Notional amount shown is stated in US Dollars unless noted that the swap is denominated in another currency.

3Unrealized appreciation (depreciation) does not include periodic interest payments on swap contracts accrued daily in the amount of $(68,154).

4Markit’s CDX.NA.HY Index, is composed of 100 of the most liquid North American entities with high yield credit ratings that trade in the CDS market.

Summary of abbreviations:
ARM – Adjustable Rate Mortgage
BADLARPP – Argentina Term Deposit Rate
CDS – Credit Default Swap
CDX.NA.HY – Credit Default Swap Index North American High-Yield
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
DB – Deutsche Bank
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
GSMPS – Goldman Sachs Reperforming Mortgage Securities
H15T1Y – US Treasury Yield Curve T Note Constant Maturity 1 Year
ICE – Intercontinental Exchange
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LIBOR012M – ICE LIBOR USD 12 Month
NCUA – National Credit Union Administration
PIK – Pay-in-kind
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
USD – US Dollar
yr – Year

See accompanying notes.

30     NQ-022 [3/18] 5/18 (490740)

Notes
Delaware Limited-Term Diversified Income Fund	March 31, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Group® Limited-Term Government Funds – Delaware Limited-Term Diversified Income Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end, Dec. 31, 2017.

Security Valuation — Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed; attributes of the collateral; yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

NQ-022 [3/18] 5/18 (490740)    31

(Unaudited)

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

Securities	Level 1	Level 2	Level 3	Total
Assets:
Agency, Asset- & Mortgage-
Backed Securities	$—	$334,902,807	$—	$334,902,807
Corporate Debt	—	257,977,491	—	257,977,491
Foreign Debt	—	5,424,587	—	5,424,587
Loan Agreements[1]	—	18,592,503	348,075	18,940,578
Municipal Bonds	—	2,535,436	—	2,535,436
US Treasury Obligation	—	41,342,136	—	41,342,136
Preferred Stock	—	2,680,858	—	2,680,858
Short-Term Investments	—	22,755,719	—	22,755,719
Total Value of Securities	$—	$686,211,537	$348,075	$686,559,612

32     NQ-022 [3/18] 5/18 (490740)

(Unaudited)

	Level 1	Level 2	Level 3	Total
Derivatives[2]
Assets:
Futures Contracts	$174,889	$—	$—	$174,889
Swap Contracts	—	343,560	—	343,560
Liabilities:
Futures Contracts	(727,458)	—	—	(727,458)
Swap Contracts	—	(409,160)	—	(409,160)

1Security type is valued across multiple levels. Level 2 investments represent investments with observable inputs, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 2 investments and Level 3 investments represent the following percentages of the total market value of this security type:

	Level 2	Level 3	Total
Loan Agreements	98.16%	1.84%	100.00%

2Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

During the period ended March 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers based on fair value between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide a reconciliation of Level 3 investments as they are not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to March 31, 2018 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-022 [3/18] 5/18 (490740)     33

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: